Equity (Details) - Schedule of accumulated other comprehensive income (loss) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (8,846)	$ (7,716)
Other comprehensive income (loss) before reclassifications	646	(1,105)
Amounts reclassified from accumulated other comprehensive loss	566	(27)
Other comprehensive income (loss)	1,212	(1,132)
Balance	(7,634)	(8,848)
Net Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(1,673)	(10)
Other comprehensive income (loss) before reclassifications	1,607	849
Amounts reclassified from accumulated other comprehensive loss	566	(27)
Other comprehensive income (loss)	2,173	822
Balance	500	812
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(7,173)	(7,706)
Other comprehensive income (loss) before reclassifications	(961)	(1,954)
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss)	(961)	(1,954)
Balance	$ (8,134)	$ (9,660)